Investment - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 25, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of investment [line items]
Interest proportion		100.00%
Non-controlling interest		$ 892	$ 1,631
Tupi BV [member]
Disclosure of investment [line items]
Interest proportion		65.00%
Guara BV [member]
Disclosure of investment [line items]
Interest proportion		45.00%
Agri Development BV [member]
Disclosure of investment [line items]
Interest proportion		90.00%
Libra [member]
Disclosure of investment [line items]
Interest proportion		40.00%
Papa Terra BV [member]
Disclosure of investment [line items]
Interest proportion		62.50%
Roncador BV [member]
Disclosure of investment [line items]
Interest proportion		75.00%
Iara BV [member]
Disclosure of investment [line items]
Interest proportion		42.50%
Lapa BV [member]
Disclosure of investment [line items]
Interest proportion		10.00%
Petrobras Distribuidora S. A.- B R [member]
Disclosure of investment [line items]
Percentage of non controlling interest	37.50%
Gaspetro [member]
Disclosure of investment [line items]
Interest proportion		51.00%
Non-controlling interest		$ 263	255
Transportadora Brasileira Gasoduto Brasil Bolivia [member]
Disclosure of investment [line items]
Interest proportion		51.00%
Non-controlling interest		$ 70	65
Consolidated Entities [Member]
Disclosure of investment [line items]
Non-controlling interest		$ 203	$ 206